Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Investors Securities Trust
Entity Central Index Key	0000809707
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Convertible Securities Fund
Class Name	Class A
Trading Symbol	FISCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$42	0.83%
[1],[2]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 2,954,299,347
Holdings Count | $ / shares	74
Investment Company Portfolio Turnover	5.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,954,299,347
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	5.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Convertible Securities Fund
Class Name	Class C
Trading Symbol	FROTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$80	1.57%
[4],[5]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.57%
Net Assets	$ 2,954,299,347
Holdings Count | $ / shares	74
Investment Company Portfolio Turnover	5.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,954,299,347
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	5.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Convertible Securities Fund
Class Name	Class R6
Trading Symbol	FCSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.50%
[7],[8]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 2,954,299,347
Holdings Count | $ / shares	74
Investment Company Portfolio Turnover	5.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,954,299,347
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	5.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Convertible Securities Fund
Class Name	Advisor Class
Trading Symbol	FCSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$30	0.58%
[10],[11]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 2,954,299,347
Holdings Count | $ / shares	74
Investment Company Portfolio Turnover	5.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,954,299,347
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	5.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Class A
Trading Symbol	FISEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$42	0.81%
[13],[14]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Net Assets	$ 4,826,532,503
Holdings Count | $ / shares	89
Investment Company Portfolio Turnover	23.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,826,532,503
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	23.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Class C
Trading Symbol	FRETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$81	1.56%
[16],[17]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.56%
Net Assets	$ 4,826,532,503
Holdings Count | $ / shares	89
Investment Company Portfolio Turnover	23.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,826,532,503
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	23.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Class R
Trading Symbol	FREIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$55	1.06%
[19],[20]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
Net Assets	$ 4,826,532,503
Holdings Count | $ / shares	89
Investment Company Portfolio Turnover	23.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,826,532,503
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	23.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[21]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Class R6
Trading Symbol	FEIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.50%
[22],[23]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 4,826,532,503
Holdings Count | $ / shares	89
Investment Company Portfolio Turnover	23.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,826,532,503
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	23.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[24]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Equity Income Fund
Class Name	Advisor Class
Trading Symbol	FEIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$29	0.56%
[25],[26]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 4,826,532,503
Holdings Count | $ / shares	89
Investment Company Portfolio Turnover	23.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,826,532,503
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	23.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[27]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Daily Access Fund
Class Name	Class A
Trading Symbol	FAFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$47	0.95%
[28],[29]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 1,194,366,972
Holdings Count | $ / shares	273
Investment Company Portfolio Turnover	13.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,194,366,972
Total Number of Portfolio Holdings	273
Portfolio Turnover Rate	13.94%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition*,† (% of Total Investments)	[30],[31]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Daily Access Fund
Class Name	Class C
Trading Symbol	FCFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$67	1.35%
[32],[33]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
Net Assets	$ 1,194,366,972
Holdings Count | $ / shares	273
Investment Company Portfolio Turnover	13.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,194,366,972
Total Number of Portfolio Holdings	273
Portfolio Turnover Rate	13.94%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition*,† (% of Total Investments)	[34],[35]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Daily Access Fund
Class Name	Class R6
Trading Symbol	FFRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
[36],[37]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 1,194,366,972
Holdings Count | $ / shares	273
Investment Company Portfolio Turnover	13.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,194,366,972
Total Number of Portfolio Holdings	273
Portfolio Turnover Rate	13.94%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition*,† (% of Total Investments)	[38],[39]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Floating Rate Daily Access Fund
Class Name	Advisor Class
Trading Symbol	FDAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$35	0.70%
[40],[41]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 1,194,366,972
Holdings Count | $ / shares	273
Investment Company Portfolio Turnover	13.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,194,366,972
Total Number of Portfolio Holdings	273
Portfolio Turnover Rate	13.94%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition*,† (% of Total Investments)	[42],[43]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Long Duration Credit Fund
Class Name	Class R6
Trading Symbol	FLDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Long Duration Credit Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$15	0.30%
[44],[45]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 62,174,186
Holdings Count | $ / shares	352
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$62,174,186
Total Number of Portfolio Holdings	352
Portfolio Turnover Rate	27%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[46]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Class A
Trading Symbol	FLDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$33	0.66%
[47],[48]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 1,857,826,709
Holdings Count | $ / shares	769
Investment Company Portfolio Turnover	33.73%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,857,826,709
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	769
Portfolio Turnover Rate	33.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition*,† (% of Total Investments)	[49],[50]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Class C
Trading Symbol	FLDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$53	1.07%
[51],[52]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%
Net Assets	$ 1,857,826,709
Holdings Count | $ / shares	769
Investment Company Portfolio Turnover	33.73%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,857,826,709
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	769
Portfolio Turnover Rate	33.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition*,† (% of Total Investments)	[53],[54]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Class R
Trading Symbol	FLDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$45	0.91%
[55],[56]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 1,857,826,709
Holdings Count | $ / shares	769
Investment Company Portfolio Turnover	33.73%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,857,826,709
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	769
Portfolio Turnover Rate	33.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition*,† (% of Total Investments)	[57],[58]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Class R6
Trading Symbol	FLRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$15	0.30%
[59],[60]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 1,857,826,709
Holdings Count | $ / shares	769
Investment Company Portfolio Turnover	33.73%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,857,826,709
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	769
Portfolio Turnover Rate	33.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition*,† (% of Total Investments)	[61],[62]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration Total Return Fund
Class Name	Advisor Class
Trading Symbol	FLDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$20	0.41%
[63],[64]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 1,857,826,709
Holdings Count | $ / shares	769
Investment Company Portfolio Turnover	33.73%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,857,826,709
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	769
Portfolio Turnover Rate	33.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition*,† (% of Total Investments)	[65],[66]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Class A
Trading Symbol	FISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$42	0.83%
[67],[68]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 380,282,579
Holdings Count | $ / shares	1,192
Investment Company Portfolio Turnover	16.94%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$380,282,579
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,192
Portfolio Turnover Rate	16.94%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[69]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Class A1
Trading Symbol	FAUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$34	0.68%
[70],[71]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 380,282,579
Holdings Count | $ / shares	1,192
Investment Company Portfolio Turnover	16.94%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$380,282,579
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,192
Portfolio Turnover Rate	16.94%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[72]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Class C
Trading Symbol	FCSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$61	1.23%
[73],[74]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%
Net Assets	$ 380,282,579
Holdings Count | $ / shares	1,192
Investment Company Portfolio Turnover	16.94%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$380,282,579
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,192
Portfolio Turnover Rate	16.94%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[75]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Class R6
Trading Symbol	FAURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$28	0.55%
[76],[77]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 380,282,579
Holdings Count | $ / shares	1,192
Investment Company Portfolio Turnover	16.94%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$380,282,579
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,192
Portfolio Turnover Rate	16.94%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[78]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Low Duration U.S. Government Securities Fund
Class Name	Advisor Class
Trading Symbol	FAUZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$29	0.58%
[79],[80]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 380,282,579
Holdings Count | $ / shares	1,192
Investment Company Portfolio Turnover	16.94%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$380,282,579
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,192
Portfolio Turnover Rate	16.94%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[81]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Class A
Trading Symbol	FBLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$47	0.91%
[82],[83]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 3,466,870,671
Holdings Count | $ / shares	172
Investment Company Portfolio Turnover	13.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$3,466,870,671
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	13.95%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[84]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Class C
Trading Symbol	FBMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$86	1.66%
[85],[86]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.66%
Net Assets	$ 3,466,870,671
Holdings Count | $ / shares	172
Investment Company Portfolio Turnover	13.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$3,466,870,671
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	13.95%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[87]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Class R
Trading Symbol	FBFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$60	1.16%
[88],[89]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%
Net Assets	$ 3,466,870,671
Holdings Count | $ / shares	172
Investment Company Portfolio Turnover	13.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$3,466,870,671
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	13.95%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[90]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Class R6
Trading Symbol	FBFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.59%
[91],[92]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 3,466,870,671
Holdings Count | $ / shares	172
Investment Company Portfolio Turnover	13.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$3,466,870,671
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	13.95%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[93]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Managed Income Fund
Class Name	Advisor Class
Trading Symbol	FBFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$34	0.66%
[94],[95]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 3,466,870,671
Holdings Count | $ / shares	172
Investment Company Portfolio Turnover	13.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$3,466,870,671
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	13.95%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[96]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Class A
Trading Symbol	FKBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$36	0.72%
[97],[98]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 2,864,696,216
Holdings Count | $ / shares	976
Investment Company Portfolio Turnover	154.60%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,864,696,216
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	976
Portfolio Turnover Rate	154.60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition*,† (% of Total Investments)	[99],[100]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Class C
Trading Symbol	FCTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$56	1.12%
[101],[102]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
Net Assets	$ 2,864,696,216
Holdings Count | $ / shares	976
Investment Company Portfolio Turnover	154.60%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,864,696,216
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	976
Portfolio Turnover Rate	154.60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition*,† (% of Total Investments)	[103],[104]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Class R
Trading Symbol	FTRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$48	0.97%
[105],[106]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
Net Assets	$ 2,864,696,216
Holdings Count | $ / shares	976
Investment Company Portfolio Turnover	154.60%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,864,696,216
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	976
Portfolio Turnover Rate	154.60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition*,† (% of Total Investments)	[107],[108]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Class R6
Trading Symbol	FRERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$18	0.37%
[109],[110]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 2,864,696,216
Holdings Count | $ / shares	976
Investment Company Portfolio Turnover	154.60%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,864,696,216
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	976
Portfolio Turnover Rate	154.60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition*,† (% of Total Investments)	[111],[112]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Total Return Fund
Class Name	Advisor Class
Trading Symbol	FBDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$23	0.47%
[113],[114]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Net Assets	$ 2,864,696,216
Holdings Count | $ / shares	976
Investment Company Portfolio Turnover	154.60%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,864,696,216
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	976
Portfolio Turnover Rate	154.60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition*,† (% of Total Investments)	[115],[116]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
†	Annualized.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	Annualized.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
†	Annualized.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
†	Certain categories may represent less than 0.1%.

[32]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[33]
†	Annualized.

[34]
*	Does not include derivatives, except purchased options, if any.

[35]
†	Certain categories may represent less than 0.1%.

[36]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[37]
†	Annualized.

[38]
*	Does not include derivatives, except purchased options, if any.

[39]
†	Certain categories may represent less than 0.1%.

[40]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[41]
†	Annualized.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
†	Certain categories may represent less than 0.1%.

[44]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[45]
†	Annualized.

[46]
*	Does not include derivatives, except purchased options, if any.

[47]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[48]
†	Annualized.

[49]
*	Does not include derivatives, except purchased options, if any.

[50]
†	Certain categories may represent less than 0.1%.

[51]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[52]
†	Annualized.

[53]
*	Does not include derivatives, except purchased options, if any.

[54]
†	Certain categories may represent less than 0.1%.

[55]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[56]
†	Annualized.

[57]
*	Does not include derivatives, except purchased options, if any.

[58]
†	Certain categories may represent less than 0.1%.

[59]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[60]
†	Annualized.

[61]
*	Does not include derivatives, except purchased options, if any.

[62]
†	Certain categories may represent less than 0.1%.

[63]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[64]
†	Annualized.

[65]
*	Does not include derivatives, except purchased options, if any.

[66]
†	Certain categories may represent less than 0.1%.

[67]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[68]
†	Annualized.

[69]
*	Does not include derivatives, except purchased options, if any.

[70]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[71]
†	Annualized.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[74]
†	Annualized.

[75]
*	Does not include derivatives, except purchased options, if any.

[76]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[77]
†	Annualized.

[78]
*	Does not include derivatives, except purchased options, if any.

[79]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[80]
†	Annualized.

[81]
*	Does not include derivatives, except purchased options, if any.

[82]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[83]
†	Annualized.

[84]
*	Does not include derivatives, except purchased options, if any.

[85]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[86]
†	Annualized.

[87]
*	Does not include derivatives, except purchased options, if any.

[88]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[89]
†	Annualized.

[90]
*	Does not include derivatives, except purchased options, if any.

[91]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[92]
†	Annualized.

[93]
*	Does not include derivatives, except purchased options, if any.

[94]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[95]
†	Annualized.

[96]
*	Does not include derivatives, except purchased options, if any.

[97]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[98]
†	Annualized.

[99]
*	Does not include derivatives, except purchased options, if any.

[100]
†	Certain categories may represent less than 0.1%.

[101]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[102]
†	Annualized.

[103]
*	Does not include derivatives, except purchased options, if any.

[104]
†	Certain categories may represent less than 0.1%.

[105]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[106]
†	Annualized.

[107]
*	Does not include derivatives, except purchased options, if any.

[108]
†	Certain categories may represent less than 0.1%.

[109]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[110]
†	Annualized.

[111]
*	Does not include derivatives, except purchased options, if any.

[112]
†	Certain categories may represent less than 0.1%.

[113]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[114]
†	Annualized.

[115]
*	Does not include derivatives, except purchased options, if any.

[116]
†	Certain categories may represent less than 0.1%.